NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	Dec. 31, 2017	Oct. 18, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Accumulated deficit	$ 9,896,705			$ 313,155
Evolution Technology SA (Evotech) Member
Disclosure of detailed information about business combination [line items]
Ownership interest acquired			65.00%
Tower Construction & Technical Services, Inc (TCTS) [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest acquired		70.00%